Nature of Business and Organization (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CNY (¥)
Nature of Business and Organization (Details) [Line Items]
Granville financial services, description	Puhui Cayman acquired 100% of the shares of Granville Financial Services Company Limited (“Granville”) for HK$29,390,000 or approximately $3.8 million. The purpose of this acquisition of Granville is to expand the Company’s operations outside of Mainland China and to take advantage of their financial qualifications and licenses to broaden the Company’s existing product portfolio.
Loss from disposal of subsidiaries		$ 33,000
Loss from disposal	$ 950,000
Term of agreements, description	the Contractual Arrangements, Puhui Beijing pays service fees equal to 90.2077% of its net income to Puhui WFOE. At the same time, Puhui WFOE is obligated to absorb 90.2077% of Puhui Beijing’s losses. The Contractual Arrangements are designed so that Puhui Beijing operates for the benefit of Puhui WFOE and ultimately, the Company.
Qingdao Puhui [Member]
Nature of Business and Organization (Details) [Line Items]
Regsitered Capital | ¥			¥ 1.0
Technical Consultation and Services Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreements, description	Puhui WFOE and Puhui Beijing, Puhui WFOE is engaged as exclusive provider of management consulting services to Puhui Beijing in the area of fund management, human resources, technology and intellectual property rights. For such services, Puhui Beijing agrees to pay service fees such as an annual fee in amounts equal to 90.2077% of Puhui Beijing’s net income and also has the obligation to absorb 90.2077% of Puhui Beijing’s losses.The technical consultation and services agreement remains in effect for 20 years from the date when the agreement was signed.
Business Cooperation Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreements, description	Puhui WFOE and Puhui Beijing, Puhui WFOE has the exclusive right to provide Puhui Beijing with technical support, business support and related consulting services including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Puhui WFOE is entitled to a service fee that equals 90.2077% of the net income of Puhui Beijing determined under U.S. GAAP. The service fees may be adjusted based on the services rendered by Puhui WFOE in that specific month and the operational needs of Puhui Beijing.The Business Cooperation Agreement shall remain effective unless it is terminated or is compelled to terminate under applicable PRC laws and regulations. Puhui WFOE may terminate this Business Cooperation Agreement at any time by giving 30 days’ prior written notice to Puhui Beijing.
Equity Option Agreements [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreements, description	Pursuant to the exclusive equity option agreement between the shareholders who collectively owned 90.2077% of Puhui Beijing (the “Participating Shareholders”) and Puhui WFOE, the Participating Shareholders jointly and severally grant Puhui WFOE an option to purchase their equity interests in Puhui Beijing.
Pledge Agreements [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreements, description	Pursuant to the equity pledge agreement between the Participating Shareholders and Puhui WFOE, such Participating shareholders pledge 90.2077% of their equity interests in Puhui Beijing to Puhui WFOE as collateral to secure the obligations of Puhui Beijing under the exclusive consulting services and operating agreement.
Voting Rights Proxy and Financial Supporting Agreements [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreements, description	The agreement shall remain in effect for 20 years from the date when the agreement was signed.